Segment	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting Disclosure	Segment Reporting
Marine Energy (acquired August 2021)

In August 2020, the Company announced its intention to transition away from dry bulk commodity transportation and towards marine based renewable energy. In July 2021, the Company completed its exit from the dry bulk commodity transportation business. Effective with the August 2021 acquisition of Seajacks, the Company’s sole business is principally engaged in the ownership, management and operation of five self-propelled jack up vessels primarily servicing the offshore wind turbine and oil and gas industries. The Company is organized into one operating segment, marine energy, through which the Company’s chief operating decision maker manages the Company’s business, assesses performance and allocates resources. Vessels are opportunistically marketed as multi-vessel solutions based upon market needs of all potential customers in all industries. They are marketed under a singular Seajacks brand name, and can be moved from one geographical area to another.
Former Dry Bulk Operations (exited July 2021)
Prior to the completion of its exit from the dry bulk commodity transportation business in July 2021, the Company was organized by vessel type into two operating segments through which the Company’s chief operating decision maker managed the Company’s business. The Kamsarmax and Ultramax Operations segments included the following:
•Kamsarmax - included vessels ranging from approximately 82,000 DWT to 84,000 DWT
•Ultramax - includes vessels ranging from approximately 60,200 DWT to 64,000 DWT
Although each vessel within its respective class qualified as an operating segment under U.S. GAAP, each vessel also exhibited similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. The Company therefore chose to present its segment information by vessel class using the aggregated information from the individual vessels.
The Company’s dry bulk vessels regularly moved between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Corporate and other costs
Certain of the corporate income and general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these amounts are included in the results below as “Corporate”.
The following schedule presents the Company’s sole operating segment, marine energy, and non-reportable reconciling items for the year ended December 31, 2021 (in thousands).

		Former Dry Bulk Business*
December 31, 2021	Marine Energy Segment	Kamsarmax	Ultramax	Corporate	Total
Revenue	$41,903	$51,260	$50,870	$—	$144,033
Voyage expenses	—	11,398	6,164	—	17,562
Vessel operating cost	28,233	7,124	17,149	—	52,505
Charterhire expense	—	31,657	2,344	—	34,001
Vessel depreciation	10,190	—	—	—	10,190
General and administrative expenses	10,033	525	1,208	72,188	83,954
(Gain on vessels sold) loss / write down on assets held for sale	—	(7,873)	(14,859)	—	(22,732)
Interest income	—	—	—	87	87
Gain on bargain purchase of Seajacks	—	—	—	57,436	57,436
Income from equity investment	—	—	—	9,735	9,735
Foreign exchange gain	—	—	—	1,120	1,120
Financial expense, net	—	—	—	(16,360)	(16,360)
(Loss) income before income taxes	(6,553)	8,429	38,864	(20,170)	20,571

*exited business in July 2021
The following schedule presents segment information about the Company’s former dry bulk operations for the years ended December 31, 2020 and 2019 (in thousands).

December 31, 2020	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$67,047	$96,685	$—	$163,732
Voyage expenses	4,831	5,178	—	10,009
Vessel operating cost	30,542	62,264	—	92,806
Charterhire expense	18,620	2,487	—	21,107
Vessel depreciation	16,366	32,003	—	48,369
General and administrative expenses	1,891	3,908	19,872	25,671
Loss / write down on assets held for sale	168,171	327,242	—	495,413
Interest income	—	—	210	210
Income from equity investment	—	—	(105,384)	(105,384)
Foreign exchange loss	—	—	(348)	(348)
Financial expense, net	—	—	(36,818)	(36,818)
Segment loss	$(173,374)	$(336,397)	$(162,212)	$(671,983)

December 31, 2019	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$86,192	$138,387	$—	$224,579
Voyage expenses	2,688	1,512	—	4,200
Vessel operating cost	33,816	67,305	—	101,121
Charterhire expense	13,498	3,726	—	17,224
Vessel depreciation	18,292	35,932	—	54,224
General and administrative expenses	2,083	4,152	25,738	31,973
Loss / write down on assets held for sale	7,353	29,936		37,289
Interest income	—	—	1,450	1,450
Income (loss) from equity investment	—	—	116,925	116,925
Foreign exchange gain (loss)	—	—	(115)	(115)
Financial expense, net	—	—	(52,154)	(52,154)
Segment income (loss)	$8,462	$(4,176)	$40,368	$44,654
Geographic Areas
The Company operates its marine energy business internationally, primarily in Europe and Asia. Please see Note 17, Revenues, for revenues attributed to geographic locations. Prior to the Company’s exit from the dry bulk business in July 2021, the dry bulk vessels regularly moved between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Marine Energy
The following schedule presents geographic information about the Company’s long-lived assets assets at December 31, 2021 (in thousands):

Geographic Areas	December 31, 2021
Europe:
United Kingdom	$445,913
Total Europe	$445,913
Asia:
Taiwan	83
Japan	102,153
Total Asia	102,236
Total	548,149
Former Dry Bulk Operations (exited July 2021)
The following schedule presents identifiable asset information about the Company’s former dry bulk operations for the year ended December 31, 2020 (in thousands).
Identifiable assets, classified by the segment by which the Company operated, are as follows:

Identifiable assets
December 31, 2020
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax Held for sale	$265,331
Ultramax Held for sale	489,611
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	62,857
Other	50,396
Total identifiable assets	$868,195